UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Deerfield Management Company, LP
Address:       780 Third Avenue, 37th Floor
               New York, NY 10017

Form 13F File Number: 28-5366

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Flynn Management LLC, its general partner
Name:          James E. Flynn
Title:         Managing Member
Phone:         212-551-1600

Signature, Place, and Date of Signing:

/s/ James E. Flynn          New York, NY                11/16/09
-------------------         ---------------            -------------
   [Signature]              [City, State]                [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                               TITLE OF                    VALUE       SHARES/ SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS             CUSIP     x($1000)    PRN AMT PRN CALL DISCRETN MANAGERS    SOLE     SHARED   NONE
------------------------------ ----------------  --------- --------   -------- -------  -------- --------- -------    ------ -------
AMERISOURCEBERGEN CORP         COM               03073E105   27,059  1,208,000   SH      DEFINED    01      10,000
AMGEN INC                      COM               031162100    3,313     55,000   SH      DEFINED    01      55,000
AMGEN INC                      NOTE 0.125% 2/0   031162AN0    9,975 10,000,000   PRN     DEFINED    01                    10,000,000
AMICAS INC                     COM               001712108    1,964    545,688   SH      DEFINED    01     545,688
AMYLIN PHARMACEUTICALS INC     NOTE 2.500% 4/1   032346AD0   14,880 16,000,000   PRN     DEFINED    01                    16,000,000
ANGIODYNAMICS INC              COM               03475V101    6,890    500,000   SH      DEFINED    01     500,000
ANTARES PHARMA INC             COM               036642106    4,163  3,750,000   SH      DEFINED    01   3,750,000
AP PHARMA INC                  COM NEW           00202J203    1,705  2,006,147   SH      DEFINED    01   2,006,147
ARDEA BIOSCIENCES INC          COM               03969P107    4,311    235,293   SH      DEFINED    01     235,293
ARQULE INC                     COM               04269E107    3,338    735,158   SH      DEFINED    01     735,158
ARRAY BIOPHARMA INC            COM               04269X105   10,943  4,597,846   SH      DEFINED    01   4,597,846
ATS MED INC                    NOTE 6.000% 10/1  002083AB9    3,920  4,000,000   PRN     DEFINED    01                     4,000,000
AUXILIUM PHARMACEUTICALS INC   COM               05334D107    6,798    198,706   SH      DEFINED    01     198,706
BIOSPHERE MEDICAL INC          COM               09066V103    3,744  1,098,061   SH      DEFINED    01   1,098,061
CAPITAL SR LIVING CORP         COM               140475104    1,668    273,451   SH      DEFINED    01     273,451
CEPHALON INC                   NOTE 2.500% 5/0   156708AR0   15,207 14,500,000   PRN     DEFINED    01                    14,500,000
CIGNA CORP                     COM               125509109   12,921    460,000   SH      DEFINED    01     460,000
CONCEPTUS INC                  NOTE 2.250% 2/1   206016AA5    7,359  7,850,000   PRN     DEFINED    01                     7,850,000
CONMED CORP                    NOTE 2.500% 11/1  207410AD3   12,819 14,126,000   PRN     DEFINED    01                    14,126,000
CUBIST PHARMACEUTICALS INC     NOTE 2.250% 6/1   229678AC1    2,816  3,000,000   PRN     DEFINED    01                     3,000,000
CYTOKINETICS INC               COM               23282W100    6,960  1,315,700   SH      DEFINED    01   1,315,700
DENDREON CORP                  COM               24823Q107   16,814    600,700   PUT     DEFINED    01     600,700
DIALYSIS CORP AMER             COM               252529102    4,671    775,957   SH      DEFINED    01     775,957
DIGIRAD CORP                   COM               253827109      912    320,000   SH      DEFINED    01     320,000
DURECT CORP                    COM               266605104    3,738  1,400,000   SH      DEFINED    01   1,400,000
DUSA PHARMACEUTICALS INC       COM               266898105    3,288  3,016,965   SH      DEFINED    01   3,016,965
ECLIPSYS CORP                  COM               278856109   10,133    525,000   SH      DEFINED    01     525,000
ENDO PHARMA HLDGS              NOTE 1.750% 4/1   29264FAA4    7,750  8,000,000   PRN     DEFINED    01                     8,000,000
EXPRESS SCRIPTS INC            COM               302182100   20,559    265,000   SH      DEFINED    01     265,000
GIVEN IMAGING                  ORD SHS           M52020100    3,728    250,000   SH      DEFINED    01     250,000
HALOZYME THERAPEUTICS INC      COM               40637H109   18,440  2,593,567   SH      DEFINED    01   2,593,567
HEARTWARE INTL INC             COM               422368100   13,632    454,545   SH      DEFINED    01     454,545
HUMAN GENOME SCIENCES INC      COM               444903108   17,691    940,000   PUT     DEFINED    01     940,000
HUMANA INC                     COM               444859102   13,428    360,000   SH      DEFINED    01     360,000
INCYTE CORP                    COM               45337C102    3,375    500,000   SH      DEFINED    01     500,000
INSPIRE PHARMACEUTICALS INC    COM               457733103   28,820  5,521,011   SH      DEFINED    01   5,521,011
INSULET CORP                   COM               45784P101    9,477    843,905   SH      DEFINED    01     843,905
INTERMUNE INC                  COM               45884X103   23,332  1,464,663   SH      DEFINED    01   1,464,663
INTERMUNE INC                  COM               45884X103   11,151    700,000  CALL     DEFINED    01     700,000
INTERMUNE INC                  NOTE 0.250% 3/0   45884XAC7    5,081  5,000,000   PRN     DEFINED    01                     5,000,000
ISTA PHARMACEUTICALS INC       COM NEW           45031X204   13,521  3,031,718   SH      DEFINED    01   3,031,718
JAVELIN PHARMACEUTICALS INC    COM               471894105       25     12,854   SH      DEFINED    01      12,854
MAGELLAN HEALTH SERVICES INC   COM NEW           559079207   19,878    640,000   SH      DEFINED    01     640,000
MCKESSON CORP                  COM               58155Q103   34,182    574,000   SH      DEFINED    01     574,000
MEDICINES CO                   COM               584688105   47,435  4,308,372   SH      DEFINED    01   4,308,372
MEDICIS PHARMACEUTICAL CORP    NOTE 2.500% 6/0   58470KAA2   15,699 16,439,000   PRN     DEFINED    01                    16,439,000
MEDTRONIC INC                  COM               585055106   32,200    875,000   SH      DEFINED    01     875,000
MEDTRONIC INC                  NOTE 1.500% 4/1   585055AL0   19,577 19,700,000   PRN     DEFINED    01                    19,700,000
MEDTRONIC INC                  NOTE 1.620% 4/1   585055AM8   23,670 24,000,000   PRN     DEFINED    01                    24,000,000
MERCK & CO INC                 COM               589331107   21,192    670,000   SH      DEFINED    01     670,000
NEUROGESX INC                  COM               641252101    7,556    944,499   SH      DEFINED    01     944,499
NEUROMETRIX INC                COM               641255104   14,104  4,393,673   SH      DEFINED    01   4,393,673
NXSTAGE MEDICAL INC            COM               67072V103   29,160  4,358,781   SH      DEFINED    01   4,358,781
ONYX PHARMACEUTICALS INC       COM               683399109   16,895    563,738   SH      DEFINED    01     563,738
PAR PHARMACEUTICAL COS INC     COM               69888P106   50,758  2,359,752   SH      DEFINED    01   2,359,752
PFIZER INC                     COM               717081103   31,776  1,920,000   SH      DEFINED    01   1,920,000
PHARMASSET INC                 COM               71715N106   23,459  1,109,699   SH      DEFINED    01   1,109,699
QUIDEL CORP                    COM               74838J101   14,202    875,000   PUT     DEFINED    01     875,000
RADNET INC                     COM               750491102    9,179  3,544,000   SH      DEFINED    01   3,544,000
RES-CARE INC                   COM               760943100    3,124    219,852   SH      DEFINED    01     219,852
RIGEL PHARMACEUTICALS INC      COM NEW           766559603   24,020  2,929,266   SH      DEFINED    01   2,929,266
ROCKWELL MEDICAL TECH          COM               774374102    6,801    874,194   SH      DEFINED    01     874,194
SALIX PHARMACEUTICALS INC      COM               795435106   88,474  4,161,518   SH      DEFINED    01   4,161,518
SEPRACOR INC                   COM               817315104   24,468  1,068,466   SH      DEFINED    01   1,068,466
SEPRACOR INC                   COM               817315104   11,381    497,000  CALL     DEFINED    01     497,000
SEPRACOR INC                   NOTE 10/1         817315AW4   13,964 14,052,000   PRN     DEFINED    01                    14,052,000
SEPRACOR INC                   NOTE 12/1         817315AU8   17,362 17,582,000   PRN     DEFINED    01                    17,582,000
SHIRE PLC                      SPONSORED ADR     82481R106    5,229    100,000   SH      DEFINED    01     100,000
SPECTRANETICS CORP             COM               84760C107    5,769    900,000   SH      DEFINED    01     900,000
SUNESIS PHARMACEUTICALS INC    COM               867328502      264    668,264   SH      DEFINED    01     668,264
UNITEDHEALTH GROUP INC         COM               91324P102   15,024    600,000   PUT     DEFINED    01     600,000
UNIVERSAL AMERICAN CORP        COM               913377107    7,206    765,000   SH      DEFINED    01     765,000
VALEANT PHARMACEUTICALS INTL   COM               91911X104    9,369    333,900   PUT     DEFINED    01     333,900
WYETH                          COM               983024100    7,287    150,000   SH      DEFINED    01     150,000
ZYMOGENETICS INC               COM               98985T109   30,049  4,975,036   SH      DEFINED    01   4,975,036

                                              75          1,073,032


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         75
Form 13F Information Table Value Total:         $1,073,032
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-11827                        Flynn Management LLC